Travelers Vintage Annuity Prospectus:
The Travelers Fund BD For Variable Annuities
The Travelers Fund BD II For Variable Annuities

This prospectus describes Travelers Vintage Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Nonqualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM Variable Insurance Funds, Inc.	The Travelers Series Trust
AIM V.I. Premier Equity Fund — Series I	Convertible Securities Portfolio
AllianceBernstein Variable Product Series Fund, Inc.	Disciplined Mid Cap Stock Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(1)	Merrill Lynch Large Cap Core Portfolio(3)
American Funds Insurance Series	MFS Emerging Growth Portfolio
Global Growth Fund — Class 2 Shares	Travelers Series Fund Inc.
Growth Fund — Class 2 Shares	AIM Capital Appreciation Portfolio
Growth-Income Fund — Class 2 Shares	MFS Total Return Portfolio
Dreyfus Variable Investment Fund	Pioneer Strategic Income Portfolio(4)
Dreyfus Variable Investment Fund — Developing Leaders	Salomon Brothers Strategic Total Return Bond Portfolio
Portfolio — Initial Shares(2)	Smith Barney High Income Portfolio
Greenwich Street Series Fund	Smith Barney International All Cap Growth Portfolio
Equity Index Portfolio — Class II Shares	Smith Barney Large Cap Value Portfolio
Fundamental Value Portfolio	Smith Barney Large Capitalization Growth Portfolio
Salomon Brothers Variable Series Funds Inc.	Smith Barney Money Market Portfolio
Investors Fund — Class I	Strategic Equity Portfolio(5)
Total Return Fund — Class I	Travelers Managed Income Portfolio
Smith Barney Allocation Series Inc.	Van Kampen Enterprise Portfolio
Select Balanced Portfolio	Variable Annuity Portfolios
Select Growth Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio
Select High Growth Portfolio
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio
Smith Barney Premier Selections All Cap Growth Portfolio
______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Putnam Diversified Income Portfolio
(2)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly Alliance Growth Portfolio
(3)	Formerly MFS Research Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003
(Supplemented December 2, 2003)

TABLE OF CONTENTS

Glossary	3	Payment Options	27
Summary	5	Election of Options	27
Fee Table	8	Annuity Options	28
Condensed Financial Information	12	Income Options	28
The Annuity Contract	12	Variable Liquidity Benefit	29
Contract Owner Inquiries	12	Miscellaneous Contract Provisions	29
Purchase Payments	12	Right to Return	29
Accumulation Units	12	Termination	29
The Variable Funding Options	13	Required Reports	29
The Fixed Account	16	Suspension of Payments	29
Charges and Deductions	16	The Separate Accounts	30
General	16	Performance Information	30
Withdrawal Charge	16	Federal Tax Considerations	31
Free Withdrawal Allowance	17	General Taxation of Annuities	31
Administrative Charges	17	Types of Contracts: Qualified or Nonqualified	31
Mortality and Expense Risk Charge	17	Qualified Annuity Contracts	31
Variable Liquidity Benefit Charge	18	Taxation of Qualified Annuity Contracts	31
Variable Funding Option Expenses	18	Mandatory Distributions for Qualified Plans	32
Premium Tax	18	Nonqualified Annuity Contracts	32
Changes in Taxes Based upon Premium or		Diversification Requirements for Variable Annuities	33
Value	18	Ownership of the Investments	33
Transfers	18	Taxation of Death Benefit Proceeds	33
Dollar Cost Averaging	19	Other Tax Considerations	33
Access to Your Money	20	Treatment of Charges for Optional Death Benefits	33
Systematic Withdrawals	20	Penalty Tax for Premature Distribution	33
Loans	20	Puerto Rico Tax Considerations	33
Ownership Provisions	20	Non-Resident Aliens	34
Types of Ownership	20	Other Information	34
Contract Owner	20	The Insurance Companies	34
Beneficiary	21	Financial Statements.	34
Annuitant	21	Distribution of Variable Annuity Contracts	34
Death Benefit	21	Conformity with State and Federal Laws	35
Death Proceeds before the Maturity Date	22	Voting Rights	35
Payment of Proceeds	23	Legal Proceedings and Opinions	36
Beneficiary Contract Continuance	25	Appendix A: Condensed Financial Information
Planned Death Benefit	26	for The Travelers Insurance Company: Fund BD	A-1
Death Proceeds after the Maturity Date	26	Appendix B: Condensed Financial Information
The Annuity Period	26	for The Travelers Life and Annuity Company: Fund BD II	B-1
Maturity Date	26	Appendix C: The Fixed Account	C-1
Allocation of Annuity.	27	Appendix D: Contents of the Statement
Variable Annuity	27	of Additional Information	D-1
Fixed Annuity	27	Appendix E: Enhanced Death Benefit for Contracts Issued
		before June 1, 1997	E-1

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Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

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Valuation Date — a date on which a Sub-Account is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an open-end diversified management investment company that serves as an investment option under the Separate Account.

We, us, our — The Travelers Insurance Company or the Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

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Summary:
Travelers Vintage Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans, and (4) beneficiary-directed transfer of proceeds from another Contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

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Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a Right to Return Period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% in years seven and later.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the Death Benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death

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benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

  Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

  Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge

  Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

  Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

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FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Transaction Expenses

Withdrawal Charge:	6% (1)
(as a percentage of the Purchase Payments withdrawn):

Annual Contract Administrative Charge:	$30 (2)

Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit		Enhanced Death Benefit
Mortality and Expense Risk Charge	1.02%	Mortality and Expense Risk Charge	1.30%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%

Total Separate Account Charges	1.17%	Total Separate Account Charges	1.45%
Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.)	0.53%	1.31%

__________________________

(1)    The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

Years Since Purchase Payment Made

Greater than or equal to	But less than	Withdrawal Charge
0 years	3 years	6%
3 years	4 years	3%
4 years	5 years	2%
5 years	6 years	1%
6+years		0%

(2)    We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

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Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61% (1)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78% (4)
Salomon Brothers Variable Series Funds Inc.
Investors Fund — Class I	0.70%	—	0.11%	0.81% (2)
Total Return Fund — Class I	0.80%	—	0.21%	1.01% (5)
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.70%	1.05% (3)
Select Growth Portfolio	0.35%	—	0.79%	1.14% (3)
Select High Growth Portfolio	0.35%	—	0.84%	1.19% (3)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81% (4)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85% (4)
Merrill Lynch Large Cap Core Portfolio	0.86%	—	0.08%	0.94% (5)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89% (4)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85% (7)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83% (7)
Pioneer Strategic Income Portfolio	0.75%	—	0.18%	0.93% (7)
Salomon Brothers Strategic Total Return Bond Portfolio	0.80%	—	0.44%	1.24% (6)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69% (7)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00% (6)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68% (7)

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Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Fund Inc. (continued)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%
Strategic Equity Portfolio	0.80%	—	0.03%	0.83% (7)
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69% (7)
Van Kampen Enterprise Portfolio	0.70%	—	0.06%	0.76% (7)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%

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*    The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#    Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)    Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(2)    As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(3)    Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/02 (the fiscal year end of the Portfolios).

(4)    Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(5)    Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(6)    Fund has a voluntary expense cap of 1.50%.

(7)    Fund has a voluntary expense cap of 1.25%.

Examples:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return and the maximum charges shown in the table above. If you choose the Standard Death Benefit, your expenses would be lower.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	836	1326	1444	2663	236	726	1244	2663
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	882	1464	1673	3116	282	864	1473	3116

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	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

American Funds Insurance Series
Global Growth Fund — Class 2 Shares	847	1360	1499	2773	247	760	1299	2773
Growth Fund — Class 2 Shares	816	1266	1343	2459	216	666	1143	2459
Growth-Income Fund — Class 2 Shares	811	1251	1317	2407	211	651	1117	2407
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	832	1314	1424	2622	232	714	1224	2622
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	812	1254	1322	2418	212	654	1122	2418
Fundamental Value Portfolio	829	1305	1408	2592	229	705	1208	2592
Salomon Brothers Variable Series Funds Inc.
Investors Fund — Class I	832	1314	1424	2622	232	714	1224	2622
Total Return Fund — Class I	852	1375	1524	2823	252	775	1324	2823
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	856	1387	1544	2862	256	787	1344	2862
Select Growth Portfolio	865	1414	1589	2951	265	814	1389	2951
Select High Growth Portfolio	870	1428	1613	3000	270	828	1413	3000
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	844	1351	1484	2743	244	751	1284	2743
Smith Barney Premier Selections All Cap Growth Portfolio	862	1405	1574	2922	262	805	1374	2922
The Travelers Series Trust
Convertible Securities Portfolio	832	1314	1424	2622	232	714	1224	2622
Disciplined Mid Cap Stock Portfolio	836	1326	1444	2663	236	726	1244	2663
Merrill Lynch Large Cap Core Portfolio	845	1354	1489	2753	245	754	1289	2753
MFS Emerging Growth Portfolio	840	1339	1464	2703	240	739	1264	2703
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	836	1326	1444	2663	236	726	1244	2663
MFS Total Return Portfolio	834	1320	1434	2643	234	720	1234	2643
Pioneer Strategic Income Portfolio	844	1351	1484	2743	244	751	1284	2743
Salomon Brothers Strategic Total Return Bond Portfolio	875	1443	1638	3048	275	843	1438	3048
Smith Barney High Income Portfolio	820	1278	1363	2500	220	678	1163	2500
Smith Barney International All Cap Growth Portfolio	851	1372	1519	2813	251	772	1319	2813
Smith Barney Large Cap Value Portfolio	819	1275	1358	2490	219	675	1158	2490
Smith Barney Large Capitalization Growth Portfolio	831	1311	1419	2612	231	711	1219	2612
Smith Barney Money Market Portfolio	804	1230	1281	2334	204	630	1081	2334
Strategic Equity Portfolio	834	1320	1434	2643	234	720	1234	2643
Travelers Managed Income Portfolio	820	1278	1363	2500	220	678	1163	2500
Van Kampen Enterprise Portfolio	827	1299	1398	2572	227	699	1198	2572
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	841	1342	1469	2713	241	742	1269	2713

11

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Vintage Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if the Contract is purchased with beneficiary-directed proceeds from another contract. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we

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credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. ("CRM")
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares
Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.
Travelers Investment Management Company ("TIMCO")
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	Smith Barney Fund Management LLC ("SBFM")
Salomon Brothers Variable Series Funds Inc.
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Total Return Fund — Class I
Seeks above average income (compared to a portfolio invested entirely in equity securities). Secondarily seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of U.S. and foreign issuers.
SBAM
Smith Barney Allocation Series Inc.
Select Balanced Portfolio
Seeks a balance of growth of capital and income. The Fund is a "fund of funds." Rather than investing directly in securities, the Fund normally invests in other Smith Barney equity and fixed-income mutual funds.
Travelers Investment Adviser, Inc. ("TIA")
Select Growth Portfolio
Seeks long-term growth of capital. The Fund is a "fund of funds." Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily equity funds.
TIA
Select High Growth Portfolio
Seeks capital appreciation. The Fund is a "fund of funds." Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily fixed-income funds.
TIA
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	Travelers Asset Management International Company LLC ("TAMIC")

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Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust (continued)
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Merrill Lynch Large Cap Core Portfolio	Seeks long-term capital growth. The Fund normally invests in a diversified portfolio of equity securities of large cap companies located in the United States.	TAMIC Subadviser: Merrill Lynch Investment Managers, L.P.
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services ("MFS")
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.
TIA Subadviser: AIM Capital Management Inc.
MFS Total Return Portfolio
Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.
TIA Subadviser: MFS
Pioneer Strategic Income Portfolio	Seeks high current income. The Fund normally invests in the debt securities of a broad range of issuers and segments of the debt securities market.	TIA Subadviser: Pioneer Investment Management, Inc.
Salomon Brothers Strategic Total Return Bond Portfolio	Seeks total return. The Fund normally invests in a globally diverse portfolio of fixed-income securities.	TIA
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks long-term growth of capital. Current income is a secondary objective. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of growth companies.	TIA Subadviser: Van Kampen Asset Management Inc.
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

•    the ability for you to make withdrawals and surrenders under the Contracts;

•    the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

•    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

•    administration of the annuity options available under the Contracts; and

•    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

•    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

•    sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

•    other costs of doing business.

Risks we assume include:

•    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

•    that the amount of the death benefit will be greater than the Contract Value, and

•    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

•    We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks .For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

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Years Since Purchase Payment Made

Greater than or equal to	But less than	Withdrawal Charge
0 years	3 years	6%
3 years	4 years	3%
4 years	5 years	2%
5 years	6 years	1%
6+years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)    any Purchase Payment to which no withdrawal charge applies then

(b)    any remaining free withdrawal allowance (as described below) (after being reduced by (a)),then

(c)    any Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then

(d)    any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

•    due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)

•    if an annuity payout has begun

•    due to a minimum distribution under our minimum distribution rules then in effect

•    if an income option of at least five year’s duration is begun after the first Contract Year.

Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

(1)    from the distribution of death proceeds;

(2)    after an annuity payout has begun, or

(3)    if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death

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Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment Made

Greater than or equal to	But less than	Surrender Charge
0 years	3 years	6%
3 years	4 years	3%
4 years	5 years	2%
5 years	6 years	1%
6+years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

(1)  Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

  the total dollar amount being transferred;
  the number of transfers you made within the previous three months;
  whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
  whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.

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(2)  Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

  reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DC A Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special

19

DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of

20

ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Succeeding Owner. For nonqualified contracts only, if joint owners are not named, the Contract Owner may name a succeeding owner in a Written Request. The succeeding owner becomes the Contract Owner if living when the Contract Owner dies. The succeeding owner has no interest in the Contract before then. The Contract Owner may change or delete a succeeding owner by Written Request.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant . You may name one individual as a contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the contingent Annuitant is still living;

•    the death benefit will not be payable upon the Annuitant’s death

•    the contingent Annuitant becomes the Annuitant

•    all other rights and benefits will continue in effect

When a contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent Annuitant.

You may not change, delete or add a contingent Annuitant after the Contract becomes effective.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company’s Home Office receives Due Proof of Death and written payment instructions or election of beneficiary contract continuance ("Death Report Date").

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Death Proceeds before the Maturity Date

STANDARD DEATH BENEFIT

Death of any owner or the Annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

(1)    the Contract Value;

(2)    the total Purchase Payments made under the Contract; or

(3)    the Contract Value on the latest fifth Contract Year anniversary immediately preceding the date on which the Company receives Due Proof of Death.

Death of any owner or the Annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

(1)    the Contract Value;

(2)    the total Purchase Payments made under the Contract; or

(3)    the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant’s 75th birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
(not available when either the Annuitant or owner is age 76 or older on the Contract Date)

(please Refer to Appendix E for a description of the Enhanced Death Benefit for contracts purchased prior to June 1,1997.)

All death benefits described below are reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted.

Age at time of Death		Death Benefit

If the Annuitant dies before age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date
	•	the roll-up death benefit value on the Death Report Date (as described below)
	•	the maximum of all step-up death benefit values (as described below) available on the Death Report Date
If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	•	the Contract Value on the Death Report Date
•
the roll-up death benefit value (as described below) on the Annuitant’s 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant’s 80th birthday; or

•
The maximum of all step-up death benefit values (as described below) in effect on the Death Report Date which are associated with any Contract Date anniversary occurring on or before the Annuitant’s 80th birthday

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The Roll-Up Death Benefit Value. On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

(a)    is the roll-up death benefit value as of the previous Contract Date anniversary

(b)    is any Purchase Payment during the previous Contract Year

(c)    is any partial surrender reduction (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

(a)    is the roll-up death benefit value as of the previous Contract Date anniversary

(b)    is any Purchase Payment made since the previous Contract Date anniversary

        (c)    is any partial surrender reduction (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

Step-Up Value. We will establish a separate death benefit value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. Whenever you make a Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. Recalculations of step-up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or withdrawals occur.

The Partial Surrender Reduction referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

50,000 × (10,000/55,000) = $9,090

Your new step-up value would be 50,000 — 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

50,000 × (10,000/30,000) = $16,666

Your new step-up value would be 50,000 — 16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

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Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the Contract rather than receive the distribution.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.
Unless the beneficiary elects to continue the Contract rather than receive the distribution. Or, unless there is a contingent Annuitant. Then, the contingent Annuitant becomes the Annuitant and the contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the contingent Annuitant or owner.
Yes

Annuitant (who is the Contract Owner)	See death of "owner who is the Annuitant" above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________________

*   Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

•    transfer ownership

•    take a loan

•    make additional Purchase Payments

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The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

•    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or

•    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for Qualified Contracts, or for Nonqualified Contracts, the Annuitant’s 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for Nonqualified Contracts, or 70th birthday for Qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

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Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of annuity units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain

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qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

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Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD and Fund BD II, respectively. Fund BD was established on October 22, 1993 and Fund BD II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Option s. We may advertise the "standardized average annual total returns" of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contrac ts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

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General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code ("Code") governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

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Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

32

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also

33

calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company

34

under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a

35

summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

36

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.17% = Standard Death Benefit and the variable charge of 1.45% = Enhanced Death Benefit

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.886	0.611	450,377
	2001	1.000	0.886	668,710

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/01)	2002	0.857	0.585	546,050
	2001	1.000	0.857	297,549

American Funds Insurance Series
Global Growth Fund — Class 2 (5/01)	2002	0.876	0.739	2,231,042
	2001	1.000	0.876	802,933

Growth Fund — Class 2 (5/01)	2002	0.852	0.636	5,528,439
	2001	1.000	0.852	1,775,888

Growth-Income Fund — Class 2 (5/01)	2002	0.967	0.781	6,543,536
	2001	1.000	0.967	2,371,512

Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares (5/98)	2002	1.078	0.862	3,595,868
	2001	1.162	1.078	3,233,826
	2000	1.038	1.162	3,583,484
	1999	0.852	1.038	2,129,773
	1998	1.000	0.852	1,024,905

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.845	0.648	2,780,694
	2001	0.976	0.845	3,052,737
	2000	1.088	0.976	2,024,943
	1999	1.000	1.088	1,741,701

Fundamental Value Portfolio (11/94)	2002	2.497	1.942	36,718,095
	2001	2.667	2.497	46,360,039

A-1

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (continued)	2000	2.240	2.667	55,492,831
	1999	1.857	2.240	65,203,019
	1998	1.790	1.857	73,467,726

Salomon Brothers Variable Series Fund Inc.
Investors Fund — Class I (5/98)	2002	1.207	0.918	3,952,134
	2001	1.275	1.207	4,597,550
	2000	1.119	1.275	1,901,624
	1999	1.014	1.119	1,845,539
	1998	1.000	1.014	704,294

Total Return Fund — Class I (5/98)	2002	1.039	0.956	1,278,668
	2001	1.060	1.039	1,200,238
	2000	0.994	1.060	845,563
	1999	0.997	0.994	769,348
	1998	1.000	0.997	397,259

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (3/97)	2002	1.270	1.174	3,121,798
	2001	1.303	1.270	3,742,546
	2000	1.258	1.303	3,561,033
	1999	1.183	1.258	3,958,544
	1998	1.093	1.183	4,046,998
	1997	1.000	1.093	3,114,900

Select Growth Portfolio (3/97)	2002	1.192	0.965	2,169,501
	2001	1.338	1.192	2,631,461
	2000	1.421	1.338	2,951,806
	1999	1.238	1.421	3,487,443
	1998	1.099	1.238	3,135,267
	1997	1.000	1.099	2,261,767

Select High Growth Portfolio (3/97)	2002	1.242	0.936	574,369
	2001	1.429	1.242	618,220
	2000	1.558	1.429	707,214
	1999	1.242	1.558	807,243
	1998	1.090	1.242	723,814
	1997	1.000	1.090	602,892

A-2

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.895	0.655	364,889
	2001	1.000	0.895	441,029

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.896	0.648	680,370
	2001	1.000	0.896	233,523

The Travelers Series Trust
Convertible Securities Portfolio (6/98)	2002	1.280	1.177	1,982,316
	2001	1.306	1.280	2,206,650
	2000	1.175	1.306	1,168,231
	1999	1.001	1.175	626,884
	1998	1.000	1.001	248,991

Disciplined Mid Cap Stock Portfolio (5/98)	2002	1.305	1.105	4,509,768
	2001	1.376	1.305	4,124,695
	2000	1.194	1.376	3,158,686
	1999	1.064	1.194	1,843,199
	1998	1.000	1.064	397,554

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.906	0.671	2,067,818
	2001	1.183	0.906	3,143,694
	2000	1.267	1.183	3,989,985
	1999	1.037	1.267	3,898,421
	1998	1.000	1.037	1,353,759

MFS Emerging Growth Portfolio (11/96)	2002	1.391	0.904	14,406,268
	2001	2.205	1.391	20,409,633
	2000	2.793	2.205	26,758,940
	1999	1.599	2.793	28,192,848
	1998	1.204	1.599	25,199,790
	1997	1.005	1.204	19,165,838
	1996	1.000	1.005	4,789,844

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/95)	2002	1.317	0.991	43,597,234
	2001	1.748	1.317	58,613,993
	2000	1.974	1.748	74,130,562

A-3

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Capital Appreciation Portfolio (continued)	1999	1.397	1.974	81,401,202
	1998	1.206	1.397	90,905,019
	1997	1.088	1.206	91,233,697
	1996	0.958	1.088	71,085,132
	1995	1.000	0.958	20,366,025

MFS Total Return Portfolio (6/94)	2002	2.103	1.969	44,972,133
	2001	2.127	2.103	54,056,696
	2000	1.845	2.127	64,462,637
	1999	1.819	1.845	78,484,497
	1998	1.648	1.819	86,949,854
	1997	1.376	1.648	83,810,525
	1996	1.216	1.376	68,235,801
	1995	0.979	1.216	41,813,313
	1994	1.000	0.979	9,098,534

Pioneer Strategic Income Portfolio (6/94)	2002	1.344	1.406	23,732,550
	2001	1.304	1.344	28,854,109
	2000	1.325	1.304	37,822,306
	1999	1.326	1.325	45,594,724
	1998	1.332	1.326	53,053,274
	1997	1.252	1.332	51,751,252
	1996	1.170	1.252	43,898,066
	1995	1.009	1.170	26,077,726
	1994	1.000	1.009	5,803,299

Salomon Brothers Strategic Total Return Bond Fund (6/94)	2002	1.450	1.553	5,507,970
	2001	1.378	1.450	5,251,702
	2000	1.319	1.378	6,890,789
	1999	1.359	1.319	8,990,726
	1998	1.397	1.359	11,299,081
	1997	1.316	1.397	12,826,830
	1996	1.121	1.316	11,505,498
	1995	0.945	1.121	6,839,747
	1994	1.000	0.945	2,399,733

A-4

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (6/94)	2002	1.273	1.217	17,114,943
	2001	1.338	1.273	22,158,369
	2000	1.472	1.338	28,815,814
	1999	1.452	1.472	38,357,097
	1998	1.463	1.452	44,406,204
	1997	1.300	1.463	42,964,010
	1996	1.162	1.300	33,737,040
	1995	0.988	1.162	20,136,397
	1994	1.000	0.988	3,105,349

Smith Barney International All Cap Growth Portfolio (6/94)	2002	1.109	0.814	36,517,428
	2001	1.630	1.109	49,462,447
	2000	2.164	1.630	63,128,882
	1999	1.305	2.164	72,748,400
	1998	1.240	1.305	82,330,241
	1997	1.222	1.240	87,384,895
	1996	1.050	1.222	77,554,062
	1995	0.955	1.050	47,316,609
	1994	1.000	0.955	14,141,474

Smith Barney Large Cap Value Portfolio (6/94)	2002	2.083	1.536	33,420,816
	2001	2.296	2.083	45,558,878
	2000	2.053	2.296	55,091,429
	1999	2.076	2.053	67,687,987
	1998	1.913	2.076	71,417,242
	1997	1.528	1.913	71,149,294
	1996	1.291	1.528	57,479,117
	1995	0.981	1.291	31,342,864
	1994	1.000	0.981	6,653,987
Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.272	0.945	14,669,240
	2001	1.471	1.272	23,676,786
	2000	1.599	1.471	27,150,090
	1999	1.237	1.599	25,851,563
	1998	1.000	1.237	12,224,352

A-5

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Money Market Portfolio (6/94)	2002	1.317	1.318	34,637,166
	2001	1.285	1.317	40,479,011
	2000	1.226	1.285	33,979,597
	1999	1.184	1.226	45,052,907
	1998	1.140	1.184	47,120,777
	1997	1.098	1.140	38,096,919
	1996	1.058	1.098	49,671,947
	1995	1.016	1.058	36,636,843
	1994	1.000	1.016	7,171,388

Strategic Equity Portfolio (6/94)	2002	2.627	1.724	60,860,309
	2001	3.068	2.627	84,551,493
	2000	3.795	3.068	110,497,118
	1999	2.903	3.795	131,228,285
	1998	2.276	2.903	142,801,580
	1997	1.785	2.276	144,292,812
	1996	1.396	1.785	123,293,902
	1995	1.047	1.396	79,333,827
	1994	1.000	1.047	16,522,104

Travelers Managed Income Portfolio (6/94)	2002	1.469	1.483	11,833,198
	2001	1.392	1.469	13,910,891
	2000	1.306	1.392	13,842,174
	1999	1.309	1.306	17,250,745
	1998	1.261	1.309	20,492,138
	1997	1.163	1.261	17,886,675
	1996	1.142	1.163	15,376,353
	1995	0.997	1.142	11,294,401
	1994	1.000	0.997	2,849,032

Van Kampen Enterprise Portfolio (6/94)	2002	2.125	1.484	24,341,031
	2001	2.731	2.125	32,559,084
	2000	3.238	2.731	43,294,726
	1999	2.601	3.238	50,445,762
	1998	2.103	2.601	55,902,505
	1997	1.655	2.103	55,871,473
	1996	1.362	1.655	45,338,023
	1995	1.039	1.362	26,472,613
	1994	1.000	1.039	2,941,129

A-6

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.947	0.696	529,979
	2001	1.000	0.947	443,888

A-7

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.608	—
	2001	1.000	0.885	62,490

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/01)	2002	0.855	0.583	98,794
	2001	1.000	0.855	220,509

American Funds Insurance Series
Global Growth Fund — Class 2 (5/01)	2002	0.874	0.735	186,424
	2001	1.000	0.874	42,484

Growth Fund — Class 2 (5/01)	2002	0.850	0.633	1,169,096
	2001	1.000	0.850	249,033

Growth-Income Fund — Class 2 (5/01)	2002	0.965	0.777	1,363,147
	2001	1.000	0.965	735,883

Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares (5/98)	2002	1.067	0.851	569,457
	2001	1.153	1.067	333,484
	2000	1.033	1.153	475,404
	1999	0.851	1.033	301,650
	1998	1.000	0.851	49,426

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.839	0.642	647,264
	2001	0.971	0.839	199,427
	2000	1.086	0.971	172,120
	1999	1.000	1.086	78,197

Fundamental Value Portfolio (11/94)	2002	2.448	1.899	5,662,520
	2001	2.622	2.448	6,985,229
	2000	2.208	2.622	8,605,537
Fundamental Value Portfolio	1999	1.836	2.208	10,465,245
	1998	1.775	1.836	11,653,902
	1997	1.541	1.775	11,852,617
	1996	1.247	1.541	9,168,615
	1995	1.013	1.247	4,873,580

A-8

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Investors Fund — Class I (5/98)	2002	1.195	0.906	646,567
	2001	1.265	1.195	766,415
	2000	1.114	1.265	250,413
	1999	1.012	1.114	171,466
	1998	1.000	1.012	75,864

Total Return Fund — Class I (5/98)	2002	1.028	0.944	196,277
	2001	1.052	1.028	255,785
	2000	0.989	1.052	112,585
	1999	0.996	0.989	115,789
	1998	1.000	0.996	69,952

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (3/97)	2002	1.253	1.155	839,760
	2001	1.290	1.253	893,618
	2000	1.248	1.290	778,489
	1999	1.177	1.248	922,423
	1998	1.091	1.177	1,086,882
	1997	1.000	1.091	777,806

Select Growth Portfolio (3/97)	2002	1.176	0.950	989,634
	2001	1.323	1.176	1,678,477
	2000	1.410	1.323	1,838,058
	1999	1.232	1.410	1,847,452
	1998	1.097	1.232	1,838,554
	1997	1.000	1.097	1,403,455

Select High Growth Portfolio (3/97)	2002	1.225	0.921	222,093
	2001	1.414	1.225	225,839
	2000	1.546	1.414	226,088
	1999	1.236	1.546	319,187
	1998	1.087	1.236	325,871
	1997	1.000	1.087	230,988

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.893	0.652	17,317
	2001	1.000	0.893	—

A-9

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.894	0.645	426,644
	2001	1.000	0.894	90,901

The Travelers Series Trust
Convertible Securities Portfolio (6/98)	2002	1.267	1.162	302,585
	2001	1.297	1.267	314,155
	2000	1.169	1.297	141,023
	1999	0.999	1.169	181,058
	1998	1.000	0.999	24,086

Disciplined Mid Cap Stock Portfolio (5/98)	2002	1.292	1.091	977,077
	2001	1.366	1.292	965,597
	2000	1.188	1.366	801,701
	1999	1.063	1.188	330,146
	1998	1.000	1.063	54,397

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.897	0.662	339,786
	2001	1.174	0.897	613,613
	2000	1.261	1.174	1,310,179
	1999	1.035	1.261	1,159,613
	1998	1.000	1.035	1,038,696

MFS Emerging Growth Portfolio (11/96)	2002	1.371	0.888	2,794,759
	2001	2.180	1.371	4,160,492
	2000	2.769	2.180	5,768,911
	1999	1.589	2.769	6,685,207
	1998	1.200	1.589	6,078,936
	1997	1.005	1.200	4,600,192
	1996	1.000	1.005	780,369

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/95)	2002	1.294	0.971	6,512,841
	2001	1.723	1.294	9,370,593
	2000	1.951	1.723	12,252,599
	1999	1.385	1.951	14,474,829
AIM Capital Appreciation Portfolio (continued)	1998	1.198	1.385	15,792,402
	1997	1.084	1.198	15,590,753
	1996	0.957	1.084	12,861,969
	1995	1.000	0.957	5,394,325

A-10

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Total Return Portfolio (6/94)	2002	2.059	1.922	9,194,869
	2001	2.089	2.059	10,752,298
	2000	1.817	2.089	12,764,698
	1999	1.796	1.817	16,859,973
	1998	1.632	1.796	18,458,912
	1997	1.366	1.632	17,373,326
	1996	1.211	1.366	14,689,857
	1995	0.977	1.211	9,472,924
	1994	1.000	0.977	3,479,312

Pioneer Strategic Income Portfolio (6/94)	2002	1.316	1.373	5,513,126
	2001	1.281	1.316	6,907,426
	2000	1.304	1.281	8,635,386
	1999	1.309	1.304	11,060,448
	1998	1.319	1.309	12,925,220
	1997	1.243	1.319	12,723,780
	1996	1.165	1.243	11,788,520
	1995	1.007	1.165	8,650,123
	1994	1.000	1.007	3,683,176

Salomon Brothers Strategic Total Return Bond Fund (6/94)	2002	1.420	1.516	1,391,400
	2001	1.353	1.420	1,096,011
	2000	1.299	1.353	1,562,190
	1999	1.342	1.299	2,350,837
	1998	1.383	1.342	2,624,158
	1997	1.306	1.383	2,883,105
	1996	1.116	1.306	2,795,018
	1995	0.944	1.116	2,179,955
	1994	1.000	0.944	1,062,722

Smith Barney High Income Portfolio (6/94)	2002	1.246	1.189	3,806,067
	2001	1.314	1.246	4,788,057
	2000	1.450	1.314	5,829,717
	1999	1.434	1.450	8,209,532
	1998	1.448	1.434	9,311,914
	1997	1.291	1.448	8,926,610
	1996	1.157	1.291	6,931,775
	1995	0.986	1.157	3,771,792
	1994	1.000	0.986	1,162,372

A-11

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (6/94)	2002	1.086	0.795	6,526,506
	2001	1.601	1.086	8,902,580
	2000	2.131	1.601	11,816,707
	1999	1.289	2.131	15,530,355
	1998	1.228	1.289	17,670,056
	1997	1.213	1.228	18,730,554
	1996	1.046	1.213	16,661,870
	1995	0.954	1.046	12,187,268
	1994	1.000	0.954	5,897,670

Smith Barney Large Cap Value Portfolio (6/94)	2002	2.040	1.499	6,591,070
	2001	2.254	2.040	8,282,092
	2000	2.022	2.254	10,588,184
	1999	2.050	2.022	13,629,236
	1998	1.894	2.050	14,890,673
	1997	1.517	1.894	15,382,871
	1996	1.285	1.517	12,169,907
	1995	0.980	1.285	7,140,022
	1994	1.000	0.980	3,014,766

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.259	0.933	2,575,008
	2001	1.460	1.259	3,245,914
	2000	1.592	1.460	3,984,628
	1999	1.234	1.592	3,416,335
	1998	1.000	1.234	1,022,328

Smith Barney Money Market Portfolio (6/94)	2002	1.289	1.287	5,718,355
	2001	1.262	1.289	5,797,292
	2000	1.207	1.262	4,483,256
	1999	1.169	1.207	6,608,638
	1998	1.129	1.169	8,253,674
	1997	1.090	1.129	8,609,673
	1996	1.054	1.090	10,176,442
	1995	1.014	1.054	9,062,842
	1994	1.000	1.014	3,747,874

A-12

Accumulation Unit Values (in dollars)

Maximum Expense
1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Strategic Equity Portfolio (6/94)	2002	2.572	1.684	10,451,939
	2001	3.012	2.572	15,076,327
	2000	3.737	3.012	20,965,025
	1999	2.867	3.737	26,575,989
	1998	2.254	2.867	28,709,572
	1997	1.772	2.254	30,063,293
	1996	1.390	1.772	27,251,039
	1995	1.046	1.390	20,570,511
	1994	1.000	1.046	7,338,494

Travelers Managed Income Portfolio (6/94)	2002	1.438	1.448	3,344,464
	2001	1.367	1.438	3,524,194
	2000	1.286	1.367	3,447,356
	1999	1.293	1.286	4,233,630
	1998	1.248	1.293	3,895,003
	1997	1.154	1.248	3,090,967
	1996	1.137	1.154	2,501,925
	1995	0.995	1.137	1,782,544
	1994	1.000	0.995	980,035

Van Kampen Enterprise Portfolio (6/94)	2002	2.081	1.449	4,915,422
	2001	2.682	2.081	7,087,006
	2000	3.188	2.682	9,306,589
	1999	2.568	3.188	11,751,851
	1998	2.083	2.568	12,560,574
	1997	1.643	2.083	13,032,150
	1996	1.356	1.643	10,651,957
	1995	1.037	1.356	6,569,199
	1994	1.000	1.037	1,617,614

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.945	0.692	70,815
	2001	1.000	0.945	52,916

Notes

Effective June 7, 2002, the Travelers Series Fund Inc.: Salomon Brother Strategic Bond Portfolio (f/k/a/ Salomon Brothers Global High Yield Portfolio) changed its name to Salomon Brothers Strategic Total Return Bond Portfolio.

A-13

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

"Number of Units outstanding at end of period" may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Allocation Series Inc.: Select High Growth Portfolio is no longer available to new Contract Owners.

A-14

APPENDIX B —CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.17% = Standard Death Benefit and the variable charge of 1.45% = Enhanced Death Benefit

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.886	0.611	452,916
	2001	1.000	0.886	784,729

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/01)	2002	0.857	0.585	591,301
	2001	1.000	0.857	1,599,889

American Funds Insurance Series
Global Growth Fund — Class 2 (5/01)	2002	0.876	0.739	1,531,673
	2001	1.000	0.876	302,319

Growth Fund — Class 2 (5/01)	2002	0.852	0.636	5,204,523
	2001	1.000	0.852	1,775,006

Growth-Income Fund — Class 2 (5/01)	2002	0.967	0.781	8,045,731
	2001	1.000	0.967	4,182,477

Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares (5/98)	2002	1.078	0.862	7,558,046
	2001	1.162	1.078	8,367,551
	2000	1.038	1.162	8,748,382
	1999	0.852	1.038	4,918,004
	1998	1.000	0.852	1,712,698

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.845	0.648	5,023,828
	2001	0.976	0.845	5,290,969
	2000	1.088	0.976	5,833,689
	1999	1.000	1.088	4,474,800

Fundamental Value Portfolio (11/95)	2002	2.497	1.942	28,541,086
	2001	2.667	2.497	35,936,645

B-1

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (continued)	2000	2.240	2.667	39,497,603
	1999	1.857	2.240	42,818,333
	1998	1.790	1.857	42,829,917

Salomon Brothers Variable Series Fund Inc.
Investors Fund — Class I (5/98)	2002	1.207	0.918	7,175,121
	2001	1.275	1.207	8,630,494
	2000	1.119	1.275	3,800,664
	1999	1.014	1.119	2,903,384
	1998	1.000	1.014	1,024,070

Total Return Fund — Class I (5/98)	2002	1.039	0.956	1,661,014
	2001	1.060	1.039	1,775,865
	2000	0.994	1.060	1,806,836
	1999	0.997	0.994	1,619,636
	1998	1.000	0.997	761,112

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (3/97)	2002	1.270	1.174	7,016,157
	2001	1.303	1.270	8,521,339
	2000	1.258	1.303	7,372,296
	1999	1.183	1.258	8,078,329
	1998	1.093	1.183	7,215,935
	1997	1.000	1.093	4,148,291

Select Growth Portfolio (3/97)	2002	1.192	0.965	3,477,779
	2001	1.338	1.192	4,058,208
	2000	1.421	1.338	4,479,543
	1999	1.238	1.421	5,037,394
	1998	1.099	1.238	5,355,940
	1997	1.000	1.099	3,396,120

Select High Growth Portfolio (3/97)	2002	1.242	0.936	2,145,452
	2001	1.429	1.242	2,532,075
	2000	1.558	1.429	2,672,371
	1999	1.242	1.558	2,931,329
	1998	1.090	1.242	3,434,814
	1997	1.000	1.090	2,656,918

B-2

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.895	0.655	107,552
	2001	1.000	0.895	49,350

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.896	0.648	945,291
	2001	1.000	0.896	165,628

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.280	1.177	2,836,081
	2001	1.306	1.280	3,229,548
	2000	1.175	1.306	2,705,832
	1999	1.001	1.175	1,597,497
	1998	1.000	1.001	418,194

Disciplined Mid Cap Stock Portfolio (5/98)	2002	1.305	1.105	7,539,227
	2001	1.376	1.305	7,464,051
	2000	1.194	1.376	7,288,284
	1999	1.064	1.194	3,984,156
	1998	1.000	1.064	550,487

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.906	0.671	5,179,705
	2001	1.183	0.906	7,294,912
	2000	1.267	1.183	8,594,088
	1999	1.037	1.267	7,720,777
	1998	1.000	1.037	3,295,301

MFS Emerging Growth Portfolio (11/96)	2002	1.391	0.904	22,916,965
	2001	2.205	1.391	31,323,073
	2000	2.793	2.205	38,334,240
	1999	1.599	2.793	38,199,495
	1998	1.204	1.599	29,936,769
	1997	1.005	1.204	17,294,943
	1996	1.000	1.005	2,505,629

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)	2002	1.317	0.991	36,609,088
	2001	1.748	1.317	48,759,536
	2000	1.974	1.748	58,458,248

B-3

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Capital Appreciation Portfolio (continued)	1999	1.397	1.974	59,794,915
	1998	1.206	1.397	59,823,732
	1997	1.088	1.206	48,942,402
	1996	0.958	1.088	29,460,488
	1995	1.000	0.958	2,536,733

MFS Total Return Portfolio (11/95)	2002	2.103	1.969	44,055,402
	2001	2.127	2.103	51,925,016
	2000	1.845	2.127	55,043,368
	1999	1.819	1.845	64,327,238
	1998	1.648	1.819	58,653,278
	1997	1.376	1.648	34,927,832
	1996	1.216	1.376	16,650,570
	1995	1.113	1.216	912,547

Pioneer Strategic Income Portfolio (11/95)	2002	1.344	1.406	20,779,858
	2001	1.304	1.344	24,095,134
	2000	1.325	1.304	27,997,652
	1999	1.326	1.325	31,303,028
	1998	1.332	1.326	29,566,111
	1997	1.252	1.332	19,504,257
	1996	1.170	1.252	10,424,494
	1995	1.109	1.170	823,783

Salomon Brothers Strategic Total Return Bond Fund (11/95)	2002	1.450	1.553	6,048,142
	2001	1.378	1.450	5,041,930
	2000	1.319	1.378	4,408,007
	1999	1.359	1.319	5,149,182
	1998	1.397	1.359	5,481,141
	1997	1.316	1.397	5,016,054
	1996	1.121	1.316	1,832,502
	1995	1.038	1.121	32,765

B-4

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (11/95)	2002	1.273	1.217	17,052,242
	2001	1.338	1.273	22,082,482
	2000	1.472	1.338	25,994,496
	1999	1.452	1.472	30,633,089
	1998	1.463	1.452	31,054,135
	1997	1.300	1.463	21,213,238
	1996	1.162	1.300	7,719,068
	1995	1.098	1.162	242,593

Smith Barney International All Cap Growth Portfolio (11/95)	2002	1.109	0.814	31,080,395
	2001	1.630	1.109	37,365,581
	2000	2.164	1.630	39,840,894
	1999	1.305	2.164	40,313,454
	1998	1.240	1.305	38,529,419
	1997	1.222	1.240	31,311,119
	1996	1.050	1.222	16,854,894
	1995	1.077	1.050	556,129

Smith Barney Large Cap Value Portfolio (11/95)	2002	2.083	1.536	28,614,647
	2001	2.296	2.083	36,896,310
	2000	2.053	2.296	41,043,900
	1999	2.076	2.053	45,773,195
	1998	1.913	2.076	40,967,323
	1997	1.528	1.913	27,117,422
	1996	1.291	1.528	11,905,953
	1995	1.167	1.291	596,201

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.272	0.945	32,882,101
	2001	1.471	1.272	41,629,754
	2000	1.599	1.471	48,151,480
	1999	1.237	1.599	46,287,883
	1998	1.000	1.237	12,176,408

Smith Barney Money Market Portfolio (11/95)	2002	1.317	1.318	45,287,737
	2001	1.285	1.317	49,324,087
	2000	1.226	1.285	45,585,702
	1999	1.184	1.226	48,631,112

B-5

Accumulation Unit Values (in dollars)

Minimum Expense
1.02 M&E, .15 Adm. = 1.17% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Money Market Portfolio (continued)	1998	1.140	1.184	41,370,187
	1997	1.098	1.140	25,661,233
	1996	1.058	1.098	22,961,508
	1995	1.040	1.058	2,373,923

Strategic Equity Portfolio (11/95)	2002	2.627	1.724	43,888,761
	2001	3.068	2.627	61,361,661
	2000	3.795	3.068	72,884,231
	1999	2.903	3.795	76,734,335
	1998	2.276	2.903	67,639,943
	1997	1.785	2.276	47,935,239
	1996	1.396	1.785	24,031,009
	1995	1.325	1.396	1,573,668

Travelers Managed Income Portfolio (11/95)	2002	1.469	1.483	15,554,389
	2001	1.392	1.469	18,765,083
	2000	1.306	1.392	18,462,379
	1999	1.309	1.306	20,425,251
	1998	1.261	1.309	11,544,261
	1997	1.163	1.261	4,488,528
	1996	1.142	1.163	2,635,535
	1995	1.080	1.142	225,876

Van Kampen Enterprise Portfolio (11/95)	2002	2.125	1.484	22,699,674
	2001	2.731	2.125	30,008,237
	2000	3.238	2.731	37,059,764
	1999	2.601	3.238	39,297,380
	1998	2.103	2.601	35,643,545
	1997	1.655	2.103	24,635,450
	1996	1.362	1.655	11,360,286
	1995	1.318	1.362	764,534

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/01)	2002	0.947	0.696	565,103
	2001	1.000	0.947	471,861

B-6

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.885	0.608	—
	2001	1.000	0.885	2,179

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/01)	2002	0.855	0.583	8,838
	2001	1.000	0.855	234,311

American Funds Insurance Series
Global Growth Fund — Class 2 (5/01)	2002	0.874	0.735	326,225
	2001	1.000	0.874	78,492

Growth Fund — Class 2 (5/01)	2002	0.850	0.633	1,310,595
	2001	1.000	0.850	438,782

Growth-Income Fund — Class 2 (5/01)	2002	0.965	0.777	1,645,336
	2001	1.000	0.965	719,119

Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares (5/98)	2002	1.067	0.851	963,891
	2001	1.153	1.067	739,152
	2000	1.033	1.153	804,861
	1999	0.851	1.033	449,652
	1998	1.000	0.851	252,461

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.839	0.642	367,027
	2001	0.971	0.839	98,319
	2000	1.086	0.971	88,601
	1999	1.000	1.086	157,335

Fundamental Value Portfolio (11/95)	2002	2.448	1.899	6,612,767
	2001	2.622	2.448	7,518,471
	2000	2.208	2.622	7,852,821
	1999	1.836	2.208	8,588,178
	1998	1.775	1.836	9,424,781
	1997	1.541	1.775	5,975,192
	1996	1.247	1.541	2,043,711

B-7

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Investors Fund — Class I (5/98)	2002	1.195	0.906	1,141,039
	2001	1.265	1.195	1,342,374
	2000	1.114	1.265	858,755
	1999	1.012	1.114	529,114
	1998	1.000	1.012	199,078

Total Return Fund — Class I (5/98)	2002	1.028	0.944	461,333
	2001	1.052	1.028	241,087
	2000	0.989	1.052	214,225
	1999	0.996	0.989	208,331
	1998	1.000	0.996	127,726

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (3/97)	2002	1.253	1.155	1,984,327
	2001	1.290	1.253	2,337,583
	2000	1.248	1.290	2,325,059
	1999	1.177	1.248	2,374,648
	1998	1.091	1.177	2,594,418
	1997	1.000	1.091	1,788,610

Select Growth Portfolio (3/97)	2002	1.176	0.950	1,312,996
	2001	1.323	1.176	1,443,925
	2000	1.410	1.323	1,580,482
	1999	1.232	1.410	2,157,254
	1998	1.097	1.232	2,329,431
	1997	1.000	1.097	1,191,019

Select High Growth Portfolio (3/97)	2002	1.225	0.921	107,009
	2001	1.414	1.225	389,634
	2000	1.546	1.414	403,429
	1999	1.236	1.546	447,062
	1998	1.087	1.236	622,357
	1997	1.000	1.087	391,357

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.893	0.652	26,571
	2001	1.000	0.893	10,809

B-8

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.894	0.645	506,203
	2001	1.000	0.894	80,062

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.267	1.162	418,382
	2001	1.297	1.267	293,689
	2000	1.169	1.297	425,068
	1999	0.999	1.169	429,444
	1998	1.000	0.999	22,352

Disciplined Mid Cap Stock Portfolio (5/98)	2002	1.292	1.091	1,005,471
	2001	1.366	1.292	856,513
	2000	1.188	1.366	833,708
	1999	1.063	1.188	256,491
	1998	1.000	1.063	28,077

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.897	0.662	1,168,058
	2001	1.174	0.897	1,505,832
	2000	1.261	1.174	1,788,003
	1999	1.035	1.261	1,494,593
	1998	1.000	1.035	1,243,396

MFS Emerging Growth Portfolio (11/96)	2002	1.371	0.888	4,731,917
	2001	2.180	1.371	6,228,366
	2000	2.769	2.180	7,629,810
	1999	1.589	2.769	7,824,809
	1998	1.200	1.589	7,521,739
	1997	1.005	1.200	4,255,983
	1996	1.000	1.005	466,025

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/95)	2002	1.294	0.971	7,425,616
	2001	1.723	1.294	9,242,361
	2000	1.951	1.723	10,759,671
	1999	1.385	1.951	10,757,693
	1998	1.198	1.385	11,522,469
	1997	1.084	1.198	8,844,768
	1996	0.957	1.084	4,246,308
	1995	1.000	0.957	908,266

B-9

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Total Return Portfolio (11/95)	2002	2.059	1.922	8,750,063
	2001	2.089	2.059	9,333,303
	2000	1.817	2.089	10,057,270
	1999	1.796	1.817	11,574,413
	1998	1.632	1.796	11,645,845
	1997	1.366	1.632	6,138,961
	1996	1.211	1.366	1,810,076
	1995	1.109	1.211	101,549

Pioneer Strategic Income Portfolio (11/95)	2002	1.316	1.373	4,163,745
	2001	1.281	1.316	4,654,411
	2000	1.304	1.281	5,666,775
	1999	1.309	1.304	7,148,635
	1998	1.319	1.309	7,312,474
	1997	1.243	1.319	3,953,118
	1996	1.165	1.243	1,460,865
	1995	1.106	1.165	126,460

Salomon Brothers Strategic Total Return Bond Fund (11/95)	2002	1.420	1.516	946,999
	2001	1.353	1.420	659,392
	2000	1.299	1.353	733,479
	1999	1.342	1.299	849,705
	1998	1.383	1.342	973,254
	1997	1.306	1.383	953,563
	1996	1.116	1.306	463,308
	1995	1.035	1.116	79,526

Smith Barney High Income Portfolio (11/95)	2002	1.246	1.189	2,717,395
	2001	1.314	1.246	3,063,554
	2000	1.450	1.314	3,605,109
	1999	1.434	1.450	4,266,126
	1998	1.448	1.434	4,739,592
	1997	1.291	1.448	2,639,907
	1996	1.157	1.291	970,188
	1995	1.095	1.157	331,521

B-10

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (11/95)	2002	1.086	0.795	4,109,539
	2001	1.601	1.086	5,041,565
	2000	2.131	1.601	5,396,144
	1999	1.289	2.131	5,906,915
	1998	1.228	1.289	6,198,702
	1997	1.213	1.228	4,871,826
	1996	1.046	1.213	2,009,974
	1995	1.074	1.046	200,939

Smith Barney Large Cap Value Portfolio (11/95)	2002	2.040	1.499	5,136,381
	2001	2.254	2.040	6,460,230
	2000	2.022	2.254	7,279,633
	1999	2.050	2.022	8,114,092
	1998	1.894	2.050	8,248,925
	1997	1.517	1.894	4,645,333
	1996	1.285	1.517	1,606,074
	1995	1.164	1.285	146,470

Smith Barney Large Capitalization Growth Portfolio (5/98)	2002	1.259	0.933	3,026,159
	2001	1.460	1.259	3,755,140
	2000	1.592	1.460	4,219,549
	1999	1.234	1.592	3,491,177
	1998	1.000	1.234	1,447,309

Smith Barney Money Market Portfolio (11/95)	2002	1.289	1.287	4,582,342
	2001	1.262	1.289	4,926,672
	2000	1.207	1.262	3,371,813
	1999	1.169	1.207	5,840,571
	1998	1.129	1.169	6,023,674
	1997	1.090	1.129	2,416,649
	1996	1.054	1.090	2,362,442
	1995	1.037	1.054	819,856

B-11

Accumulation Unit Values (in dollars)

1.30 M&E, .15 Adm. = 1.45% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Strategic Equity Portfolio (11/95)	2002	2.572	1.684	8,423,446
	2001	3.012	2.572	10,948,574
	2000	3.737	3.012	12,646,207
	1999	2.867	3.737	13,423,385
	1998	2.254	2.867	13,083,045
	1997	1.772	2.254	8,482,408
	1996	1.390	1.772	3,613,086
	1995	1.321	1.390	452,738

Travelers Managed Income Portfolio (11/95)	2002	1.438	1.448	2,934,020
	2001	1.367	1.438	3,093,511
	2000	1.286	1.367	2,585,253
	1999	1.293	1.286	2,551,368
	1998	1.248	1.293	2,823,113
	1997	1.154	1.248	1,001,269
	1996	1.137	1.154	265,598
	1995	1.077	1.137	89,569

Van Kampen Enterprise Portfolio (11/95)	2002	2.081	1.449	4,362,576
	2001	2.682	2.081	5,412,388
	2000	3.188	2.682	6,225,353
	1999	2.568	3.188	6,615,143
	1998	2.083	2.568	6,741,005
	1997	1.643	2.083	4,384,827
	1996	1.356	1.643	1,644,330
	1995	1.314	1.356	329,130

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/01)	2002	0.945	0.692	45,580
	2001	1.000	0.945	8,130

Notes

Effective June 7, 2002, the Travelers Series Fund Inc.: Salomon Brother Strategic Bond Portfolio (f/k/a/ Salomon Brothers Global High Yield Portfolio) changed its name to Salomon Brothers Strategic Total Return Bond Portfolio.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

B-12

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

"Number of Units outstanding at end of period" may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Allocation Series Inc.: Select High Growth Portfolio is no longer available to new Contract Owners.

B-13

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company
Principal Underwriter
Distribution and Principal Underwriting Agreement
Valuation of Assets
Performance Information
Federal Tax Considerations
Independent Accountants
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12250S.

Name:

Address:

D-1

APPENDIX E

Enhanced Death Benefit for Contracts Issued Before June 1, 1997

If the Annuitant dies before age 75 and before the Maturity Date, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the Contract Value less any applicable premium tax or outstanding loans.

If the Annuitant dies on or after age 75 and before the Maturity Date, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the Annuitant's 75th birthday, plus additional Purchase Payments, minus surrenders, outstanding loans and applicable premium tax; or (2) the Contract Value less any applicable premium tax and outstanding loans.

The guaranteed death benefit is equal to the Purchase Payments made to the Contract (minus surrenders, outstanding loans and applicable premium tax) increased by 5% on each Contract Date anniversary, but not beyond the Contract Date anniversary following the Annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total Purchase Payments minus surrenders and outstanding loans and applicable premium tax.

E-1

L-12253	May 1, 2003